Commitments (Details Narrative) ₩ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Jun. 03, 2025 KRW (₩)	Jun. 30, 2026 KRW (₩)	Dec. 31, 2025 KRW (₩)	Aug. 31, 2025	Jan. 31, 2025	Dec. 31, 2025 KRW (₩) shares	Dec. 31, 2025 USD ($) shares	May 13, 2026 KRW (₩)	Dec. 31, 2025 USD ($)	May 13, 2025 USD ($)	Jan. 02, 2025 KRW (₩)
IfrsStatementLineItems [Line Items]
Partial cash payment | $									$ 500,000
Trade and other payables			₩ 502,215			₩ 502,215					₩ 13,397,064
Numbewr of ordinary shares | shares						50,000	50,000
Ordinary shares value | $									$ 500,000
Derivatives liabilities			56,119			₩ 56,119
Settlement amount | $							$ 2,000,000
Short term borrowings			2,152,350			2,152,350
Gain on debt forgiveness						309,850
Convertible note			₩ 1,523,573			1,523,573
Bitcoin Strategic Reserve L L C [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	4.99%
Standby Equity Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	19.99%
Rabbit Walk Inc [Member]
IfrsStatementLineItems [Line Items]
Share acquisition description				Company signed on a contract to acquire 55% controlling interest in Rabbit Walk Inc. (“Rabbit Walk”) through a share exchange transaction for total consideration of Korean Won 9,075,000 thousand. Pursuant to the share purchase agreement, the Company is subject to a contingent consideration arrangement under which it may be required to issue additional common shares if Rabbit Walk achieves specified consolidated operating income thresholds for either the 2025 or 2026 fiscal year. If such performance conditions are satisfied, the Company would be obligated to issue additional shares with a value equivalent to the initial consideration. In addition, the Company has agreed to negotiate in good faith with the existing shareholders of Rabbit Walk for a potential acquisition of the remaining 45% equity interest by December 31, 2026. As of December 31, 2025, no binding agreement has been executed with respect to such remaining interest, and the terms and structure of any future transaction remain subject to further negotiation.
Hansol Holdings Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Share acquisition description				Company signed on a share purchase agreement with HANSOL Holdings Co., Ltd., as the lead seller, and certain other individual shareholders to acquire a total of 5,864,088 shares of HANSOL INTICUBE Co., Ltd. for an aggregate purchase price of Korean Won 15,000,337 thousand. As of December 31, 2025, the Company has paid a deposit of Korean Won 3,000,067 thousand, and the remaining balance of Korean Won 12,000,270 thousand remains payable upon completion of the transaction. The agreement includes provisions regarding the handling of the deposit upon termination. In the event of termination attributable to the Company, the deposit may be forfeited as liquidated damages. In the event of termination attributable to the sellers, the sellers are required to return an amount equal to twice the deposit. In other cases of termination, the deposit and any accrued interest are to be returned to the Company. The agreement also contains customary representations and warranties, indemnification provisions, and confidentiality obligations. In addition, certain material contracts of HANSOL INTICUBE Co., Ltd. may provide counterparties with termination or cancellation rights in connection with the consummation of the transaction.
D-Boral Capital LLC [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities | $										$ 3,220,000
RBDK Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Share acquisition description					Company in litigation with RBDK Co., Ltd. (“RBDK”) relating to the early termination of a building lease agreement originally entered into on May 1, 2022 and scheduled to expire on May 1, 2027, and ordered the Company to pay Korean Won 720,628 thousand including the interest. In connection with the lease commencement, the Company received a Tenant Improvement allowance of Korean Won 1,076,100 thousand. Following the termination of the lease, RBDK has initiated a claim for the return of the allowance. Based on an assessment of the remaining lease term and consultation with legal counsel, management has determined that the Company is more likely than not to be required to settle part of the claim. As of December 31, 2025, the Company has recognized a litigation provision of Korean Won 720,628 thousand in its consolidated financial statements, representing the estimated outflow of resources required to settle the obligation.
K Enter Holdings Inc [Member]
IfrsStatementLineItems [Line Items]
Share acquisition description			Company, entered into Share Purchase Agreements (the “Purchase Agreements”) with certain key shareholders and co-founders of the Company (the “Key Shareholders”). Under the terms of the Purchase Agreements, K Enter agreed to purchase an aggregate of 4,767,494 ordinary shares from the Key Shareholders for an aggregate purchase price of $2,002,347.48 ($0.42 per share).
Unsecured Borrowing Agreement [Member]
IfrsStatementLineItems [Line Items]
Credit limit								₩ 3,730,740
Credit facility			₩ 318,683			₩ 318,683
Standby Equity Purchase Agreement [Member] | Bitcoin Strategic Reserve L L C [Member]
IfrsStatementLineItems [Line Items]
Commitment period	36 months
Commitment amount	₩ 500,000
Weighted average price	97.50%
Sructuring fee	₩ 25,000
Share Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		₩ 1,802,112
Purchase price		90.00%	10.00%
Due to related party		₩ 1,802,112	₩ 287,317